Accounts Payable (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Payable [Abstract]
Current	$ 194,434,300	$ 429,831,103	$ 174,834,213
Overdue:
Within 30 days	42,278,040	42,087,271	25,335,474
Between 31 to 60 days	16,326,978	8,540,898	8,269,941
Over 60 days	27,651,412	35,118,013	20,443,176
Accounts payable	$ 280,690,730	$ 515,577,285	$ 228,882,804